Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

November 26, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549

Attn: Mark Cowan

Re: FTP 1 (the “Trust”)

Dear Mr. Cowan:

Included herewith please find a copy of the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the “Commission”) on November 26, 2025. First Trust Portfolios L.P. (“First Trust” or “Sponsor”) will act as depositor and sponsor of the Trust. We are requesting review of the Registration Statement as the first series of the FTP Series (the “Registrant”). The Registration Statement has been prepared in substantial conformity with materials submitted on behalf of other unit investment trusts sponsored by the Sponsor as well as materials submitted on behalf of several other unit investment trusts.

Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

The Registrant has separately submitted a notification of registration and Registration Statement under the Investment Company Act of 1940 (file No. 811-24141).

We are advised that the Sponsor proposes to deposit securities and to activate FTP 1 on December 23, 2025, or shortly thereafter, depending on market conditions. An appropriate amendment of the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, we respectfully request review of the Registration Statement by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on December 23, 2025.

Under these circumstances, it will be appreciated if this matter can receive prompt attention. If there are any questions regarding this filing, or if there is any way in which we can be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

EFF/amh

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